FORM N-CSRS

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number: 811-10419

Exact Name of registrant as specified in charter: NorthQuest Capital Fund, Inc.

Address of principal executive offices: 16 Rimwood Lane

Colts Neck, NJ 07722

Name and address of agent for service: Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

Registrant telephone number, including area code: 732-842-3465

Date of fiscal year: December 31st

Date of reporting period: 6/30/2026

ITEM 1. Report to Shareholders.

 NORTHQUEST CAPITAL FUND, INC.

SEMI-ANNUAL PERIOD SHAREHOLDER REPORT

June 30, 2026 (Unaudited)

NorthQuest Capital Fund, Inc.

NQCFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the NorthQuest Capital Fund, Inc. - NQCFX for the period January 1, 2026 to June 30, 2026.

You can find additional information about the Fund at www.NorthQuestFund.com. You can also request this information by contacting us at 1-800-239-9136.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NorthQuest Capital Fund, Inc.	$76	1.37%

*Annualized

managment’s discussion of fund performance

To the Shareholders of NorthQuest Capital Fund, Inc:

Our Fund began the year at a share price of $28.57 and ended at a share price of 35.35 for the first six-months of 2026. The Fund’s total return for this period increased 23.73%. Please see the following performance comparison chart.

2026 Performance
The Fund and Other Indexes	Year-To-Date
NorthQuest Capital Fund	23.73%
Dow Jones Industrial Average	8.85%
NASDAQ Composite	12.79%
S&P500 Index with dividends reinvested	10.21%

Portfolio Adjustments

During the first half of 2026 the Fund purchased 3,000 shares of Amphenol Corp. (APH), 1,000 shares of General Aerospace (GE), 600 shares of Nvidia Corp. (NVDA), and 600 shares of Veeva Systems Inc. (VEEV).

The Fund sold all of its shares of Intuit Inc, O’Reilly Automotive Inc. and Veeva Systems Inc. The Fund decided to sell ORLY due to increases in operational expenses which reduced O’Reilly’s net profit margin. The emergence of Artificial Intelligence (AI) products caused the Fund to sell traditional software companies INTU and VEEV. AI companies are using Algorithms and cloud storage with data archives to compete with and outperform many traditional software companies. Some software companies may be able to incorporate AI into their products but for now the Fund will step aside from traditional software firms.

APH is a new additional to our portfolio. The following paragraph is a profile of APH.

“Amphenol is one of the world’s largest designers, manufacturers, and marketers of connectors and interconnect systems, antennas solutions, sensors and high-speed cable. Their connector and connector system solutions include fiber optic interconnect, harsh environment interconnect, high-speed interconnect, power interconnect, power distribution, and busbars and radio frequency (RF) interconnect products. APH products ‘Enable the Electronics Revolution’ across virtually every end market including Automotive, Broadband Communications, Commercial Aerospace, Defense, Industrial, Information Technology and Data Communications, Military, Mobile Devices, and Mobile Networks.”

Fund Performance and Strategy

U.S. stock markets continued to advance with periods of severe dips during the first six-months of 2026. Trump policies and tariffs, Artificial Intelligence (AI), and the Iranian conflict heavily impacted global stock and bond indexes. The Fund made minor adjustments as stated above but remained invested in common stock securities with an increase in cash balances or cash equivalents. The Fund’s investment strategy stayed constant with a focus on individual companies that are consistently growing their revenues, earnings, and efficiently reinvesting those earnings back into their businesses.

You will find enclosed the Fund’s financial report. Please do not hesitate to call or write me with regard to any comments or questions about this report. Thank you for investing with us.

Sincerely,

Peter J. Lencki

President

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
NorthQuest Capital Fund, Inc.	30.34%	10.67%	14.25%
S&P 500 Index with dividends reinvested	22.32%	13.40%	15.50%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance data current to the most recent month end, please call 1-800-239-9136.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,821,125	20	9.20%	$50,610

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

top ten holdings

1.	Lam Research Corp.	14.66%
2.	Monolithic Power Systems, Inc.	8.19%
3.	Vertiv Holdings Co.	6.80%
4.	Fortinet, Inc.	6.50%
5.	Arista Networks, Inc.	6.32%
6.	Caterpillar, Inc.	6.31%
7.	Apple, Inc.	5.87%
8.	GE Aerospace	5.06%
9.	Parker-Hannifin Corp.	4.96%
10.	NVIDIA Corp.	4.57%
	Total % of Net Assets	69.24%

How has the fund changed

The Fund has not had any material changes during the period ended June 30, 2026

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NorthQuest Capital Fund, Inc. documents not be householded, please contact NorthQuest Capital Fund, Inc. at 1-800-239-9136, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NorthQuest Capital Fund, Inc. or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.NorthQuestFund.com or contact us at 1-800-239-9136.

Item 2. Code of Ethics. Not Applicable

Item 3. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Schedule of Investments.

(a)	Schedule filed under Item 7.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

NORTHQUEST CAPITAL FUND, INC.

SEMI-ANNUAL FINANCIAL STATEMENTS

June 30, 2026

(Unaudited)

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ 07722

1-800-239-9136

Ticker: NQCFX

www.NorthQuestFund.com

	NorthQuest Capital Fund, Inc.

Schedule of Investments
June 30, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 98.66%

Computer Communications Equipment - 6.32%
4,400	Arista Networks, Inc. *	$ 747,472

Construction Machinery & Equipment - 6.31%
700	Caterpillar, Inc.	745,430

Electronic & Other Electrical - 5.06%
1,600	GE Aerospace	597,968

Electronic Components - 6.80%
2,400	Vertiv Holdings Co.	803,568

Electronic Computers - 5.87%
2,400	Apple, Inc.	694,464

Electronic Connectors - 4.47%
3,000	Amphenol Corp.	528,960

Insurance Agents Brokers & Services - 3.69%
1,900	Arthur J. Gallagher & Co.	436,183

Miscellaneous Fabricated Metal Products - 4.96%
600	Parker-Hannafin Corp.	586,872

Retail-Building Materials, Hardware, Garden Supply - 3.50%
1,200	The Sherwin-Williams Co.	413,184

Retail-Lumber & Other Building Materials Dealers - 2.98%
1,000	Home Depot, Inc.	352,680

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.29%
2,200	Intercontinental Exchange, Inc.	270,842

Semiconductors & Related Devices - 12.76%
700	Monolithic Power Systems, Inc.	967,652
2,700	NVIDIA Corp.	540,243
		1,507,895
Services-Business Services - 3.91%
900	Mastercard, Inc. Class A	$ 462,240

Services-Consumer Credit Reporting, Collection Agencies - 2.76%
800	S&P Global, Inc.	325,808

Services-Prepackaged Software - 3.16%
1,000	Microsoft Corp.	373,020

Software - Infrastructure - 6.50%
5,000	Fortinet, Inc. *	768,100

Special Industry Machinery - 14.66%
4,000	Lam Research Corp.	1,733,320

Surgical & Medical Instruments - 2.66%
1,000	Stryker Corp.	314,840

TOTAL COMMON STOCKS (Cost $4,267,598) - 98.66%		11,662,846

SHORT-TERM INVESTMENT - 1.42%
167,501	Argent Institutional Trust Company Bank Deposit 3.54% **	167,501
TOTAL SHORT-TERM INVESTMENT (Cost $167,501) - 1.42%		167,501

TOTAL INVESTMENTS (Cost $4,435,099) - 100.08%		11,830,347

LIABILITIES LESS OTHER ASSETS, NET - (0.08)%		(9,222)

NET ASSETS - 100.00%		$ 11,821,125

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

NorthQuest Capital Fund, Inc.

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $4,435,099)	$ 11,830,347
Cash	640
Receivables:
Dividends and Interest	4,878
Prepaid Expenses	2,310
Total Assets	11,838,175
Liabilities:
Due to Advisor	9,268
Accrued Expenses	7,782
Total Liabilities	17,050

Net Assets	$ 11,821,125

Net Assets Consist of:
Common Stock, at $0.001 par value	$ 334
Paid In Capital	4,328,652
Distributable Earnings	7,492,139
Net Assets, for 334,416 Shares Outstanding	$ 11,821,125

Net Asset Value Per Share	$ 35.35

The accompanying notes are an integral part of these financial statements.

NorthQuest Capital Fund, Inc.

Statement of Operations
For the six months ended June 30, 2026 (Unaudited)

Investment Income:
Dividends	$ 32,090
Interest	2,394
Total Investment Income	34,484

Expenses:
Advisory fees	50,610
Audit fees	4,731
Transfer Agent fees	4,916
Registration fees	2,688
Custody fees	1,750
Other expenses	1,644
State Taxes	750
Postage & printing fees	935
NASDAQ fees	503
Trustee fees	624
Insurance fees	211
Total Expenses	69,362

Net Investment Loss	(34,878)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	131,772
Net Change in Unrealized Appreciation on Investments	2,150,740
Realized and Unrealized Gain on Investments	2,282,512

Net Increase in Net Assets Resulting from Operations	$ 2,247,634

The accompanying notes are an integral part of these financial statements.

NorthQuest Capital Fund, Inc.

Statements of Changes in Net Assets
	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2026	12/31/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (34,878)	$ (51,778)
Net Realized Gain on Investments	131,772	141,200
Net Change In Unrealized Appreciation on Investments	2,150,740	832,025
Net Increase in Net Assets Resulting from Operations	2,247,634	921,447

Distributions to Shareholders:	-	(141,200)

Capital Share Transactions	192,033	138,917

Total Increase in Net Assets	2,439,667	919,164

Net Assets:
Beginning of Period/Year	9,381,458	8,462,294

End of Period/Year	$ 11,821,125	$ 9,381,458

The accompanying notes are an integral part of these financial statements.

NorthQuest Capital Fund, Inc.

Financial Highlights
Selected data for a share outstanding throughout the period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Period/Year	$ 28.57		$ 26.16	$ 24.43	$ 19.38	$ 26.52	$ 21.28

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.11)		(0.16)	(0.09)	(0.04)	(0.10)	(0.20)
Net Gain (Loss) on Securities (Realized and Unrealized)	6.89		3.01	3.16	5.33	(6.82)	7.14
Total from Investment Operations	6.78		2.85	3.07	5.29	(6.92)	6.94

Distributions from Realized Capital Gains	-		(0.44)	(1.34)	(0.24)	(0.22)	(1.70)

Net Asset Value, at End of Period/Year	$ 35.35		$ 28.57	$ 26.16	$ 24.43	$ 19.38	$ 26.52

Total Return **	23.73%	(b)	10.86%	12.48%	27.28%	(26.09)%	32.58%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 11,821		$ 9,381	$ 8,462	$ 7,918	$ 6,272	$ 8,252
Ratio of Expenses to Average Net Assets	1.37%	(a)	1.40%	1.42%	1.48%	1.51%	1.47%
Ratio of Net Investment Loss to Average Net Assets	(0.69)%	(a)	(0.58)%	(0.34)%	(0.19)%	(0.45)%	(0.83)%
Portfolio Turnover	9.20%	(b)	11.83%	11.05%	2.47%	26.07%	15.24%

* Per share net investment loss has been determined on the basis of average shares outstanding during the year.
** Assumes reinvestment of dividends.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

NorthQuest Capital Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2026 (uNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (the “Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933.

The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, effective beginning fiscal year January 1, 2026. For the period January 1, 2026 through June 30, 2026, total cash paid for income taxes was disaggregated by jurisdiction as follows:

Tax Category Jurisdiction Amount Paid

Federal United States $0

State & Local New Jersey $750

Foreign All Foreign Countries $0

Total Income Taxes Paid $750

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Fund’s 2025 tax returns. The Fund identifies their major tax jurisdiction as U.S. Federal and state of New Jersey.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties.

Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, annually.

Security Transactions and Related Investment Income: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Cash and Cash Equivalents: The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors have adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•         Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•         Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•         Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2.

Short term investments. Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2026:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 11,662,846	$ -	$ -	$ 11,662,846
Short-Term Investment	167,501	-	-	167,501
	$ 11,830,347	$ -	$ -	$ 11,830,347

* Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2026. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2026. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net assets of the Fund and are payable monthly. The investment advisory fee earned by the Advisor for the six months ended June 30, 2026 was $50,610. The Advisor has contractually agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund for expenses if and to the extent that the Fund’s aggregate annual operating expenses exceed 1.79% of the Fund’s daily average net assets until August 10, 2026. The Fund owed the Advisor $9,268 at June 30, 2026 for advisory fees. There was no reimbursement for the six months ended June 30, 2026.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

4. SEGMENT REPORTING

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, Peter Lencki is deemed to be the Chief Operating Decision Maker.

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2026, there were 500,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital for the six months ended June 30, 2026 and year ended December 31, 2025 were as follows:

	June 30, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	11,457	$ 376,872	5,015	$ 133,051
Shares reinvested	-	-	4,874	141,200
Shares redeemed	(5,455)	(184,839)	(4,983)	(135,334)
Net increase (decrease)	6,002	$ 192,033	4,906	$ 138,917

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, purchases and sales of investment securities other than short-term investments aggregated $984,951 and $934,157, respectively.

7. TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP.

As of December 31, 2025, the tax basis components of unrealized appreciation (depreciation) and cost of investments were as follows:

Gross tax appreciation of investments	$ 5,331,248
Gross tax depreciation of investments	$ (86,740)
Net tax appreciation of investments	$ 5,244,508

Federal tax cost of investments, including short-term investments	$ 4,133,684

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of December 31, 2025, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$ 5,244,508
Total Distributable Earnings, Net	$ 5,244,508

In accordance with GAAP, the Fund recorded a permanent book/tax difference of $51,778 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

The tax character of distributions paid for the year ended December 31, 2025 was as follows:

2025
Long-term capital gain	$141,200

There were no distributions paid during the six months ended June 30, 2026.

8. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2026, the Portfolio manager and immediate family members, in aggregate, owned approximately 43% of the shares of the Fund.

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

10. MARKET RISK

Overall market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, trade barriers, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. The Fund is in compliance with this new rule.

13. Subsequent events

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such other events requiring accounting or disclosure.

NorthQuest Capital Fund, Inc.

ADDITIONAL INFORMATION

JUNE 30, 2026 (UNAUDITED)

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-239-9136. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a Liquidity Risk Management Program (the “LRM Program”) as required by Rule 22e-4 under the Investment Act of 1940. The LRM Program was devised to assess and alleviate the risk that the Fund could not meet requests to redeem Fund shares without significant dilution of the remaining investor interests in the Fund. The Fund considers a variety of factors such as the Fund’s long-term investment strategy, liquidity classifications of portfolio investments, and holdings of cash and cash equivalents during normal and unprecedented stressful stock market conditions as part of the management and assessment of liquidity risk.

On December 5, 2025, the Board reviewed the LRM Program Administrator’s annual report. The LRM Program Administrator disclosed to the Board that throughout the 12-month period ended November 30, 2025 (“Covered Period”), the Fund maintained a high level of liquidity by being invested in “highly liquid investments”. During the Covered Period, there were no liquidity events that materially impacted the Fund’s ability to meet redemptions in a timely manner without dilution to existing shareholders.

SHAREHOLDER MEETING

At the Fund’s annual shareholder meeting held on April 7, 2026, shareholders of record on January 9, 2026, elected four directors. In addition, Fund shareholders ratified the selection of Sanville & Company as our independent registered public accounting firm for the fiscal year ending December 31, 2026.

Below are the voting results from the meeting:

Total Shares Voted:	278,498
Total Outstanding Shares:	328,504

Proposal #1. The following five persons were elected to serve as directors of the Fund.

	Votes For & (%)	Votes Against	Votes Abstain
Charles G. Camarata	278,498 84.78%	0	0
William S. Foote, Jr.	278,498 84.78%	0	0
Peter J. Lencki	278,498 84.78%	0	0
George Sikora	278,498 84.78%	0	0
Sara M. Sommerhalter	278,498 84.78%	0	0

Total Shares Voted	278,498
Percentage of Shares Voted	84.78%

Proposal #2. The shareholders approved the appointment of Sanville & Company as the independent registered public accounting firm to perform the audit of the Fund’s financial statements for the year ending December 31, 2026.

	Votes For & (%)	Votes Against	Votes Abstain
Sanville & Company	278,498 84.78%	0	0

Total Shares Voted	278,498
Percentage of Shares Voted	84.78%

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Principal executive and financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) 12 (a) 2

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSRS.

(b) 12 (b)

A separate certification of the principal executive and principal financial offices required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSRS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NorthQuest Capital Fund, Inc.

By (Signature and Title) /s/ Peter J. Lencki

Peter J. Lencki

President

Principal Executive Officer

Principal Financial Officer

Date: August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant) NorthQuest Capital Fund, Inc.

By (Signature and Title) /s/ Peter J. Lencki

Peter J. Lencki

President

Principal Executive Officer

Principal Financial Officer

Date: August 24, 2026